Goodwill and Intangible Assets (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill impairment cost				$ 7,570	$ 12,199	$ 14,789
Goodwill and Intangible Assets			13,500		31,000	23,400
Impairment of goodwill					7,571	14,789
Goodwill
Impaired Intangible Asset, Facts and Circumstances Leading to Impairment					intangible
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag					other long-lived assets for impairment on an asset group basis on December 31 of each year and whenever events or changes in circumstances indicate the carrying value of intangibles and other long-lived assets
Amortization expense					$ 6,100	5,100
Discontinued operations					3,900	3,000
Amortization of intangibles	230	$ 396	450	743
Indoor Intelligence [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill					29,100	22,200
Impairment loss of long-lived assets					3,100
Shoom [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill					1,200	1,200
Goodwill
Saves [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill					700
Impairment loss of long-lived assets					1,500
Continuing Operations [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Amortization of intangibles	$ 200	$ 400	400	$ 1,100
Other Intangible Assets [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill impairment cost					$ 7,600
Valuation, Income Approach [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Reporting unit, measurement input					50
Valuation, Market Approach [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Reporting unit, measurement input					50
Indoor Intelligence [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill			11,600
Shoom [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill			1,200
Saves [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Impairment of goodwill			$ 700